PREPAID LICENSING AND ROYALTY FEES	12 Months Ended
Dec. 31, 2020
Deferred Costs Capitalized Prepaid And Other Assets Disclosure [Abstract]
PREPAID LICENSING AND ROYALTY FEES

NOTE 3. PREPAID LICENSING AND ROYALTY FEES

The following table summarizes changes to our Company’s prepaid licensing and royalty fees:

(in US$ thousands)	2018	2019	2020
Balance at beginning of year	$459	$435	$44
Addition	968	205	340
Amortization and usage	(747)	(511)	(254)
Exchange difference	(1)	—	—
Impairment charges (Note 4)	(244)	(85)	—
Balance at end of year	$435	$44	$130

At the end of 2018, 2019 and 2020, we recognized impairment losses of $244 thousand, $85 thousand and $0, respectively, for the prepaid licensing and royalty fees related to certain licensed games that we stopped operating or for which the carrying amounts of the related assets were determined not to be recoverable from their expected future undiscounted cash flows.